Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 13,365	$ 11,610
Accounts and notes receivable, net of allowance for doubtful accounts of $1,406 as of June 30, 2018 and $1,097 as of December 31, 2017	116,841	80,568
Inventories	174,151	156,111
Prepaid expenses and other current assets	44,872	21,665
Current assets of discontinued operations	5,313	60,979
Total current assets	354,542	330,933
Property, plant and equipment	642,651	585,704
Less: accumulated depreciation	129,810	76,849
Net property, plant and equipment	512,841	508,855
Deferred income taxes	30,768	19,803
Goodwill	171,117	171,117
Other assets	129,835	141,568
Total assets	1,199,103	1,172,276
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	69,110	47,663
Short-term debt	16,474	8,852
Accrued income and other taxes	9,737	5,256
Other accrued liabilities	53,226	30,594
Short-term liabilities of discontinued operations	3,412	20,042
Total current liabilities	151,959	112,407
Long-term debt	322,900	356,580
Other long-term obligations	68,907	82,148
Deferred income taxes	41,746	42,906
Longterm liabilities of discontinued operations	376	850
Commitments and Contingencies-Notes 11 and 13
Stockholders' equity:
Common stock, par value $.01, 3,000,000,000 shares authorized, 302,225,923 shares authorized and issued as of December 31, 2017 and 2016	3,022	3,022
Additional paid-in capital	851,315	851,315
Accumulated other comprehensive income (loss)	20,289	(7,558)
Accumulated deficit	(261,411)	(269,394)
Total stockholders’ (deficit) equity	613,215	577,385
Total liabilities and stockholders’ equity	$ 1,199,103	$ 1,172,276